REGULATORY MATTERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Regulated Operations [Abstract]
Net Changes in Regulatory Assets and Liabilities
The net changes in regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ Formula Rate revenue accruals and deferrals, including accrued interest, were as follows during the three months ended March 31, 2018:

(in millions)	Total
Net regulatory liability as of December 31, 2017	$(35)
Net refund of 2016 revenue deferrals and accruals, including accrued interest	5
Net revenue accrual for the three months ended March 31, 2018	8
Net accrued interest receivable for the three months ended March 31, 2018	1
Net regulatory liability as of March 31, 2018	$(21)

The net changes in regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ formula rate revenue accruals and deferrals, including accrued interest, were as follows during the year ended December 31, 2017:

(In millions)	Total
Net regulatory liability as of December 31, 2016	$(1)
Net collection of 2015 revenue deferrals and accruals, including accrued interest	(15)
Net revenue deferral for the year ended December 31, 2017	(17)
Net accrued interest payable for the year ended December 31, 2017	(2)
Net regulatory liability as of December 31, 2017	$(35)

Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities associated with our Regulated Operating Subsidiaries’ formula rate revenue accruals and deferrals, including accrued interest, are recorded in the consolidated statements of financial position at December 31, 2017 and 2016 as follows:

(In millions)	2017	2016
Current regulatory assets	$18	$24
Non-current regulatory assets	11	16
Current regulatory liabilities	(38)	(9)
Non-current regulatory liabilities	(26)	(32)
Net regulatory liability as of December 31, 2017	$(35)	$(1)